Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41329
Entity Registrant Name	Allego N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Westervoortsedijk 73 KB
Entity Address, Postal Zip Code	6827
Entity Address, City or Town	Arnhem
Entity Address, Country	NL
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ALLG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	271,010,790
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001874474
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Westervoortsedijk 73 KB
Entity Address, Postal Zip Code	6827
Entity Address, City or Town	Arnhem
Entity Address, Country	NL
Contact Personnel Name	Mathieu Bonnet
City Area Code	31
Local Phone Number	88 033 3033